FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 11:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its Investment in Evogene and embedded derivatives in connection with research and development funding arrangement at fair value.  Investment in Evogene is classified within Level 1 because this asset is valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Embedded derivatives are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2013
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$4,565	$4,565	$-	$-
Embedded Derivatives	12,431	-	-	12,431

Total financial assets	$16,996	$4,565	$-	$12,431

	December 31, 2012
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$5,196	$5,196	$-	$-
Embedded Derivatives	6,864	-	-	6,864
Liability with respect to outstanding options to non- employee	264	-	-	264

Total financial assets	$12,324	$5,196	$-	$7,128

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of Embedded Derivatives

Balance at January 1, 2012	$5,707

Fair value of Exchange Option within the 2012 proceeds under the mAb research and development arrangement	569
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	588

Balance at December 31, 2012 *)	6,864

Fair value of Exchange Option within the 2013 proceeds under the mAb research and development arrangement	4,756
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	811

Balance at December 31, 2013 *)	$12,431

*)
The amount on the balance sheet of the research and development funding arrangements and others includes also Research and Development Component of $ 758 and $ 744 as of December 31, 2013 and 2012, respectively,  and fair value of liability with respect to outstanding options to non-employee, as mentioned below, in amount of $ 0 and $ 264 as of December 31, 2013 and 2012, respectively.

Fair value of outstanding options to non- employee

Balance at January 1, 2012	$284
Change in fair value of liability with respect to outstanding options to non- employee	(20)

Balance at December 31, 2012	264

Change in fair value of liability with respect to outstanding options to non- employee	(104)
Classification of portion liability with respect to outstanding options to non-employee to additional paid in capital	(160)

Balance at December 31, 2013	$-